Fair Value Measurement (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fair Value Measurement
Schedule of assets measured on fair value on a recurring basis

Assets:	Level	June 30, 2023	December 31, 2022
Marketable securities and cash held in Trust Account	1	$42,626,002	$356,190,233

		December 31,
Assets:	Level	2022	2021
Marketable securities and cash held in Trust Account	1	$356,190,233	$—

Schedule of liabilities measured on fair value on a recurring basis

Liabilities:	Level	June 30, 2023	December 31, 2022
Warrant Liability – Public Warrants	(a)	$345,000	$1,173,000
Warrant Liability – Private Placement Warrants	3	$188,000	$639,200
Sponsor Loans	3	$1,673,000	$1,000,000

		December 31,
Liabilities:	Level	2022	2021
Warrant Liability – Public Warrants (a)	(a)	$1,173,000	$12,075,000
Warrant Liability – Private Placement Warrants	3	$639,200	$6,580,000
Sponsor Loans	3	$1,000,000	$5,490,000

(a)Level 3 at December 31, 2021 and Level 2 at December 31, 2022

Schedule of fair value option

Liabilities:	Fair Value	Unpaid Principal Balance
June 30, 2023	$1,673,000	$6,900,000
December 31,2022	$1,000,000	$6,900,000

Liabilities:	Fair Value	Unpaid Principal Balance
December 31, 2022	$1,000,000	$6,900,000
December 31, 2021	$5,490,000	$6,900,000

Schedule of quantitative information regarding Level 3 fair value measurements inputs

The key inputs into the valuation model for the Sponsor Loans were as follows:

Input	June 30, 2023		December 31, 2022
Common stock price	$10.40		$10.19
Risk-free interest rate (Bond)	5.37%		4.51%
Risk-free forward interest rate (Conversion Option)	3.97%		3.91%
Expected term in years	0.36	years	0.36	years
Expected volatility	0.00%		0.00%
Credit spread	3.35%		5.33%

The key inputs into the model for the Private Placement Warrants were as follows:

Input	June 30, 2023		December 31, 2022
Common stock price	$10.40		$10.19
Risk-free interest rate	4.06%		3.95%
Expected term in years	5.36	years	5.36	years
Expected volatility	0.00%		0.00%
Exercise price	$11.50		$11.50
Warrant fair value	$0.02		$0.07

	December 31,
Input	2022	2021
Common stock price	$10.19	$9.90
Risk-free interest rate (Bond)	4.51%	0.33%
Risk-free forward interest rate (Conversion Option)	3.91%	1.50%
Expected term in years	0.36 years	0.85 years
Expected volatility	0.00%	10.40%
Credit spread	5.33%	3.19%

	December 31,
Input	2022	2021
Common stock price	$10.19	$9.90
Risk-free interest rate	3.95%	1.34%
Expected term in years	5.36 years	5.85 years
Expected volatility	0.00%	10.40%
Exercise price	$11.50	$11.50
Warrant fair value	$0.07	$0.69

December 31, 2021
Input	Public Warrants
Common stock price	$9.90
Risk-free interest rate	1.34%
Expected term in years	5.85 years
Expected volatility	10.40%
Exercise price	$11.50
Warrant fair value	$0.69

Schedule of change in the fair value of the warrant liabilities

	Private Placement
	Warrants	Sponsor Loans
Fair value as of January 1, 2023	$639,200	$1,000,000
Change in valuation inputs or other assumptions	394,800	(347,000)
Fair value as of March 31, 2023	1,034,000	653,000
Change in valuation inputs or other assumptions	(846,000)	1,020,000
Fair value as of June 30, 2023	$188,000	$1,673,000

Initial measurement of fair value of Warrant liabilities measured with level 3 inputs at November 8, 2021:	$28,676,645
Change in fair value	(10,021,645)
Fair Value at December 31, 2021 – Warrant liabilities	$18,655,000

Warrant liabilities measured with level 3 inputs at January 1, 2022:	$18,655,000
Public Warrants reclassified to level 1(1)	(6,727,500)
Change in fair value	(11,288,300)
Fair Value at December 31, 2022 – private placement warrants	$639,200
(1)	Assumes the Public Warrants were reclassified on March 31, 2022

	Public	Private Placement	Warrant	Sponsor
	Warrants	Warrants	Liability	Loans
Initial measurement of fair value on November 8, 2021	$18,390,225	$10,286,420	$28,676,645	$6,900,000
Change in valuation inputs or other assumptions	6,315,225	3,706,420	10,021,645	1,410,000
Fair value as of December 31, 2021	$12,075,000	$6,580,000	$18,655,000	$5,490,000
Change in valuation inputs or other assumptions	(10,902,000)	(5,940,800)	(16,842,800)	(4,490,000)
Fair value as of December 31, 2022	$1,173,000	$639,200	$1,812,200	$1,000,000